PROPERTY, PLANT AND EQUIPMENT ("PP&E") - Acquisitions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Oil and Gas Properties and Land
Property, plant and equipment
Property, plant and equipment, additions	$ 7.3	$ 22.5